FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (2,987)	SFr (2,513)
Transfers in, net assets/liabilities	1,988	(1,307)
Transfers out, net assets/liabilities	4,470	1,067
Purchases, net assets/liabilities	6,728	9,407
Sales, net assets/liabilities	(7,081)	(10,084)
Issuances, net assets/liabilities	(4,116)	(3,070)
Settlements, net assets/liabilities	3,175	3,099
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(393)	(249)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,985	(855)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(136)	(164)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(87)	(4)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	188	(196)
Foreign currency translation impact, net assets/liabilities	(131)	86
Balance at beginning of period, net assets/liabilities	3,607	(4,783)
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(49)
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	289	(925)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(36)	109
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	302	(816)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,108)	(2,505)
Transfers in, net assets/liabilities	2,111	(1,307)
Transfers out, net assets/liabilities	4,470	943
Purchases, net assets/liabilities	6,728	9,407
Sales, net assets/liabilities	(7,081)	(10,084)
Issuances, net assets/liabilities	(4,116)	(3,094)
Settlements, net assets/liabilities	3,169	3,094
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(393)	(249)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	1,987	(838)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	4	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(134)	(162)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(87)	(4)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	187	(196)
Foreign currency translation impact, net assets/liabilities	(128)	88
Balance at beginning of period, net assets/liabilities	3,609	(4,907)
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(50)
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	284	(924)
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(36)	109
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 298	SFr (815)